Significant agreements and Contracts (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		92 Months Ended	0 Months Ended				12 Months Ended		92 Months Ended			12 Months Ended		92 Months Ended			12 Months Ended		92 Months Ended		12 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Apr. 07, 2008 Antibody License	Jun. 30, 2008 Vaccine License [Member]	Jun. 30, 2008 Vaccine License [Member] Minimum [Member]	Jun. 30, 2008 Vaccine License [Member] Maximum [Member]	Dec. 31, 2013 NCI Antibody Grant [Member]	Dec. 31, 2012 NCI Antibody Grant [Member]	Dec. 31, 2013 NCI Antibody Grant [Member]	Dec. 31, 2008 NCI Antibody Grant [Member] Phase 1 [Member]	Dec. 31, 2008 NCI Antibody Grant [Member] Phase 2 [Member]	Dec. 31, 2013 NCI Sarcoma Vaccine Grant [Member]	Dec. 31, 2012 NCI Sarcoma Vaccine Grant [Member]	Dec. 31, 2013 NCI Sarcoma Vaccine Grant [Member]	Jul. 31, 2010 NCI Sarcoma Vaccine Grant [Member] Phase 1 [Member]	Jul. 31, 2010 NCI Sarcoma Vaccine Grant [Member] Phase 2 [Member]	Dec. 31, 2013 NCI Neuroblastoma Vaccine Grant [Member]	Dec. 31, 2012 NCI Neuroblastoma Vaccine Grant [Member]	Dec. 31, 2013 NCI Neuroblastoma Vaccine Grant [Member]	Jul. 31, 2012 NCI Neuroblastoma Vaccine Grant [Member] Phase 1 [Member]	Dec. 31, 2013 NCI PET Imaging Agent Grant [Member]	Sep. 30, 2013 NCI PET Imaging Agent Grant [Member]	Sep. 30, 2013 NCI PET Imaging Agent Grant [Member] Phase 1 [Member]	Dec. 31, 2010 U.S. Treasury Grants [Member]
Deferred Revenue Arrangement [Line Items]
Payments for license agreements								$ 5,000	$ 50,000
Additional milestone payments, maximum								2,650,000	1,400,000
Royalties on future commercial sales								5.00%		3.00%	5.00%
Grants awarded															200,000	1,105,000				150,000	1,829,000				149,000		1,749,000	250,000
Revenue from grants	$ 62,439	$ 18,980	$ 157,340	$ 231,138	$ 366,368	$ 1,357,073	$ 4,151,342					$ 0	$ 416,166	$ 1,104,717			$ 201,355	$ 894,276	$ 1,946,433			$ 102,521	$ 46,632	$ 149,152		$ 62,492			$ 488,958